Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share
Reconciliation Of The Numerators And Denominators Of Basic Earnings Per Share And Diluted Earnings Per Share [Table Text Block]
Year Ended December 31,	2018	2017	2016
Numerators
Numerator for basic earnings per share:
Net income	$19,953	$29,847	$13,333
Less: Net income attributable to noncontrolling interest	(583)	(397)	(357)
Net income attributable to AT&T	19,370	29,450	12,976
Dilutive potential common shares:
Share-based payment	19	13	13
Numerator for diluted earnings per share	$19,389	$29,463	$12,989
Denominators (000,000)
Denominator for basic earnings per share:
Weighted-average number of common shares outstanding	6,778	6,164	6,168
Dilutive potential common shares:
Share-based payment (in shares)	28	19	21
Denominator for diluted earnings per share	6,806	6,183	6,189
Basic earnings per share attributable to AT&T	$2.85	$4.77	$2.10
Diluted earnings per share attributable to AT&T	$2.85	$4.76	$2.10